Employee Benefit Obligations - Summary of Reconciliation of Post-Employment Obligations, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Defined Benefit Plans [Abstract]
Amount not recognized due to limit on Plan Assets Ceiling	$ 47,918	$ 33,419	$ 31,059
Contingency reserve maximum percentage	25.00%
Minimum funding required (IFRIC 14), additional liability recognized	$ 29,131	$ 23,297	$ 30,104